Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2018
Partnership Units

	As of June 30, 2018	As of December 31, 2017
Common units	127,246,692	127,246,692
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	142,670,014	142,670,014

Distributions to unitholders
	April 18, 2018	January 17, 2018	April 20, 2017	January 18, 2017
Common unit-holders
Distributions per common unit declared	0.08	0.08	0.08	0.08
Common units entitled to distribution	127,246,692	127,246,692	123,631,036	122,343,706
General partner and IDR distributions	$195	$195	$195	$195
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333